Summary of Significant Accounting Policies - Schedule of Entities (Table) (Details)	12 Months Ended
Dec. 31, 2018
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II	[1]
Country of incorporation	Marshall Is.	[1]
Statements of Operations
2018	1/01 - 12/14	[1]
2017	1/01 - 12/31	[1]
2016	1/01 - 12/31	[1]
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity	[2]
Country of incorporation	Marshall Is.	[2]
Statements of Operations
2018	1/01 - 12/04	[2]
2017	1/01 - 12/31	[2]
2016	1/01 - 12/31	[2]
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S	[3]
Country of incorporation	Marshall Is.	[3]
Statements of Operations
2017	1/01 - 12/31	[3]
2016	1/01 - 12/31	[3]
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon	[4]
Country of incorporation	Marshall Is.	[4]
Statements of Operations
2017	1/01 - 4/21	[4]
2016	1/01 - 12/31	[4]
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Perigiali Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	12/30 - 12/31
Finian Navigation Co.
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	6/09 – 12/31
Ammos Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	6/07 – 12/31
Wave Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	7/10 – 12/31
Casual Shipholding Co.
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	7/17 – 12/31
Avery Shipping Company
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	9/20 – 12/31
Coasters Ventures Ltd.
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	8/11 – 12/31
Ianthe Maritime S.A.
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	8/21 – 12/31
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost	[5]
Country of incorporation	Marshall Is.	[5]
Statements of Operations
2018	1/01 - 7/02	[5]
2017	1/01 - 12/31	[5]
2016	1/01 - 12/31	[5]
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity	[5]
Country of incorporation	Marshall Is.	[5]
Statements of Operations
2018	1/01 - 7/02	[5]
2017	1/01 - 12/31	[5]
2016	1/01 - 12/31	[5]
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina	[6]
Country of incorporation	Marshall Is.	[6]
Statements of Operations
2017	1/01 - 1/12	[6]
2016	1/01 - 12/31	[6]
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Cavalli Navigation Inc.
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Seymour Trading Limited
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
Statements of Operations
2018	6/07 – 12/31
Goldie Services Company
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
Statements of Operations
2018	5/21 – 12/31
Andromeda Shiptrade Limited
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
Statements of Operations
2018	5/09 – 12/31
Esmeralda Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
Statements of Operations
2018	8/31 – 12/31
Triangle Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
Statements of Operations
2018	8/31 – 12/31
Cavos Navigation Co. | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
Prosperity Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Aldebaran Shipping Corporation | Other
Entity Information [Line Items]
Country of incorporation	Marshall Is.
JTC Shipping and Trading Ltd. | Other
Entity Information [Line Items]
Vessel name	Holding Company	[7]
Country of incorporation	Malta	[7]
Statements of Operations
2018	1/01 - 12/31	[7]
2017	1/01 - 12/31	[7]
2016	1/01 - 12/31	[7]
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Navios Maritime Operating LLC. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of Operations
2018	1/01 - 12/31
2017	1/01 - 12/31
2016	1/01 - 12/31

[1]	The vessel was sold on December 14, 2018 (see Note 7 – Vessels, net).
[2]	The vessel was sold on December 4, 2018 (see Note 7 – Vessels, net).
[3]	The vessel was sold on December 21, 2017 (see Note 7 — Vessels, net).
[4]	The vessel was sold on April 21, 2017 (see Note 7 — Vessels, net).
[5]	The vessels were sold on July 2, 2018 (see Note 7 – Vessels, net).
[6]	The vessel was sold on January 12, 2017 (see Note 7 – Vessels, net).
[7]	Not a vessel-owning subsidiary and only holds right to charter-in contracts.